Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations
5. Business Combinations
Acquisitions
Shoflo
On May 24, 2021, the Company acquired Shoflo, LLC (“Shoflo”) for total consideration of $17.1 million. Shoflo provides cloud-based studio production tools that are essential to virtual and hybrid events. The Company completed this acquisition for strategic and competitive advantage. The acquisition was accounted for as a business combination.
The $17.1 million purchase price was allocated to the assets and liabilities assumed based upon their preliminary estimated fair value at the time of close. The purchase price allocation is subject to change as the Company continues to gather information relevant to its determination of the fair value of the assets and liabilities acquired primarily related to trademarks and developed technology. Subsequent to the acquisition date, immaterial adjustments were made to the purchase price allocation. Any further adjustments to the purchase price will be made as soon as practicable but no later than one year from the acquisition date. The table below outlines the preliminary allocation of the purchase price between the net assets assumed and intangible asset (in thousands):

Allocation of purchase price:
Cash and cash equivalents	$176
Other current assets	86
Non-current assets	84
Current liabilities	(821)
Non-current liabilities	(38)
Trademarks	401
Developed technology	4,933
Goodwill	12,251

Total purchase consideration	$17,072

The preliminary estimated fair values of intangible assets were primarily determined through discounted cash flow analyses. Trademarks represent the estimated fair value of Shoflo’s existing trademarks. Developed technology represents the estimated fair value of Shoflo’s developed studio production tools. The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):

	Fair value acquired	Useful life (years)
Trademarks	$401	2
Developed technology	4,933	3

Total intangible assets	$5,334

The intangible assets are deductible for tax purposes; accordingly, no deferred tax asset or liability has been established for the identified intangible assets.
Acquisition-related costs of $0.7 million, including transaction costs such as legal and accounting fees, were expensed as incurred and have been included in the general and administrative expenses in the condensed consolidated statements of operations.
The financial results of Shoflo are included in the Company’s condensed consolidated financial statements from the date of acquisition. The Shoflo acquisition did not have a material impact on the Company’s condensed consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.
The Company has included the financial results of business combinations in the condensed consolidated financial statements from the respective date of acquisition, which were not material. Pro forma revenue and earnings amounts on a combined basis have not been presented as they are not material to the historical pre-acquisition
financials.
SummitSync
On February 20, 2020, the Company acquired certain assets of SummitSync, Inc. (“SummitSync”) for total cash consideration of $1.4 million. SummitSync provides appointments solutions for booking 1:1 meetings at trade shows and conferences. The Company completed this acquisition for strategic and competitive advantage. The acquisition was accounted for as a business combination.
The $1.4 million purchase price was allocated to the assets and liabilities assumed based upon their estimated fair value at the time of close. The table below outlines the allocation of the purchase price between the net assets assumed and intangible asset (in thousands):

Customer relationships	$1,501
Non-current assets	5
Current liabilities	(106)

Total purchase consideration	$1,400

The estimated fair values of the intangible asset were primarily determined through discounted cash flow analyses. Customer relationships represent the fair value of the underlying relationships and agreements with SummitSync customers and were stratified between the value to be realized contracting for the acquired technology and the value from upselling and cross-selling the Company’s products and services into the acquired customer base. The following table summarizes the identifiable intangible asset acquired as of the acquisition date and its useful life (in thousands, except for useful life):

	Fair value acquired	Useful life (years)
Customer relationships	$1,501	7

Total intangible assets	$1,501

The intangible asset is deductible for tax purposes; accordingly, no deferred tax asset or liability has been established for the identified intangible asset.
Acquisition-related costs, including transaction costs such as legal and accounting fees, were immaterial and expensed as incurred and have been included in the general and administrative expenses in the consolidated statements of operations.
Wedding Spot
On May 21, 2019, the Company acquired certain assets of Wedding Spot, LLC (“Wedding Spot”) from HoneyBook, Inc. for total consideration of $7.0 million, with no cash acquired. Wedding Spot is a venue sourcing network focused on couples looking for a wedding venue. Venues can increase the prominence of their listing on search landing pages by purchasing digital advertising for a contracted period of time. The Company completed this acquisition for strategic and competitive advantage. The acquisition was accounted for as a business combination.
The $7.0 million, purchase price was allocated to the assets and liabilities assumed based upon their estimated fair value at the time of close. The table below outlines the allocation of the purchase price between the net assets assumed, intangible assets and goodwill (in thousands):

Other current assets	$104
Non-current assets	10
Current liabilities	(191)
Non-current liabilities	(2)
Trademarks	1,005
Customer relationships	1,520
Developed technology	3,477
Goodwill	1,077

Total purchase consideration	$7,000

The estimated fair values of intangible assets were primarily determined through discounted cash flow analyses. Trademarks represent the estimated fair value of Wedding Spot’s existing trademarks. Developed technology represents the estimated fair value of Wedding Spot’s developed venue sourcing platform. Customer relationships represent the fair value of the underlying relationships and agreements with Wedding Spot customers and were stratified between the value to be realized contracting for the acquired technology and the value from upselling and cross-selling the Company’s products and services into the acquired customer base. The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):

	Fair value acquired	Useful life (years)
Trademarks	$1,005	7
Customer relationships	1,520	10
Developed technology	3,477	5

Total intangible assets	$6,002

The excess of purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired of $1.1 million was recorded as goodwill. The goodwill balance is attributed to the assembled workforce and expanded market opportunities when integrating Wedding Spot’s business into the Company’s technology. The acquired intangibles are deductible for tax purposes; accordingly, no deferred tax asset or liability has been established for the intangibles.
Acquisition-related costs of $0.3 million, including transaction costs such as legal and accounting fees, were expensed as incurred and have been included in the general and administrative expenses in the consolidated statements of operations.
DoubleDutch
On June 7, 2019, the Company acquired 100% of the equity interests of DoubleDutch, Inc. (“DoubleDutch”) for total consideration of $12.5 million, including cash acquired of $1.8 million. DoubleDutch provides mobile event application technology primarily to large enterprise clients. The Company completed this acquisition for strategic and competitive advantage. The acquisition was accounted for as a business combination.
The $12.5 million purchase price was allocated to the assets and liabilities assumed based upon their estimated fair value at the time of close. The table below outlines the allocation of the purchase price between the net assets assumed, intangible assets and goodwill (in thousands):

Cash and cash equivalents	$1,768
Other current assets	453
Non-current assets	620
Current liabilities	(4,219)
Non-current liabilities	(433)
Trademarks	130
Customer relationships	9,212
Developed technology	1,285
Goodwill	3,683

Total purchase consideration	$12,499

The estimated fair values of intangible assets were primarily determined through discounted cash flow analyses. Trademarks represent the estimated fair value of DoubleDutch’s existing trademarks. Developed technology represents the estimated fair value of DoubleDutch’s developed mobile app platform. Customer relationships represent the fair value of the underlying relationships and agreements with DoubleDutch customers and were stratified between the value to be realized contracting for the acquired technology and the value from upselling and cross-selling the Company’s products and services into the acquired customer base. The following table summarizes the identifiable intangible assets acquired as of the acquisition date and their useful lives (in thousands, except for useful life):

	Fair value acquired	Useful life (years)
Trademarks	$130	2
Customer relationships	9,212	7
Developed technology	1,285	2

Total intangible assets	$10,627

The excess of purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired of $3.7 million was recorded as goodwill. The goodwill balance is attributed to the assembled workforce and expanded market opportunities when integrating DoubleDutch’s business into the Company’s technology. The purchase price allocated to goodwill and intangible assets will not be deductible for tax purposes; accordingly, a deferred tax liability has been established for identified intangible assets.
Acquisition-related costs of $0.6 million, including transaction costs such as legal and accounting fees, were expensed as incurred and have been included in the general and administrative expenses in the consolidated statements of operations.
There were no measurement period adjustments for the years ended December 31, 2019 or 2020.
The Company has included the financial results of business combinations in the consolidated financial statements from the respective date of acquisition, which were not material. Pro forma revenue and earnings amounts on a combined basis have not been presented as they are not material to the historical pre-acquisition
financials.
Divestitures
On June 25, 2020, the Company sold its Kapow Events (“Kapow”) business to Enterprise Event Management (the “Buyer”). The Buyer acquired all of the outstanding stock of Kapow for total consideration of $0.5 million. Kapow operates an online marketplace for event planners to book events, referred to as ‘experiences’, directly with venues. The significant decline in value compared with the value at the acquisition date is mainly driven by steep decline in in-person
events as a result of
COVID-19
spread in early 2020, which resulted in little to no sale of Kapow in-person
experiences. The divested assets and liabilities comprise the Company’s developed direct booking platform and goodwill. As Kapow was never fully integrated into our existing business and given the limited time between when Kapow was acquired and when it was disposed of, goodwill was allocated to the divested business based on the original purchase price allocation as of the acquisition date. The $0.5 million in consideration is comprised of $0.5 million in upfront cash consideration and $0.6 million of future cash consideration to be received in various sums ($0.1 million, $0.2 million, and $0.3 million for the years ended December 31, 2021, 2022, and 2023, respectively), less $0.6 million closing net working capital. An immaterial receivable balance related to the future cash consideration is recorded at fair value as of the transaction date and is included in the Consolidated Balance Sheet line item labeled “Other assets, current,” and “Other assets, non-current,
net” based upon when amounts are due to the Company.

As a result of the disposition, during the year ended December 31, 2020, the Company recorded a loss on the disposition of $9.6 million, calculated as follows (in thousands):

Carrying value of net assets divested	$(10,182)
Closing net working capital	(552)
Cash received for disposition at closing	500
Cash expected to be received post-closing	600

Loss on divestitures, net	$(9,634)